UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05291

                 College and University Facility Loan Trust One
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                c/o U.S. Bank One Federal Street Boston, MA 02110
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Diana J. Kenneally
                       U.S. Bank Corporate Trust Services
                               One Federal Street
                                Boston, MA 02110
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 603-6406

Date of fiscal year end: November 30

Date of reporting period: December 1, 2003 - May 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

                                                          College and University
                                                         Facility Loan Trust One




                                                            Financial Statements
                                                   Six Months Ended May 31, 2004

Accountants' Compilation Report


To the Owner Trustee of
College and University Facility
Loan Trust One

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust One (the "Trust"), including the schedule of investments, as of May 31, 2004, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2003, 2002, 2001, 2000 and 1999, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 29, 2004 expressed an unqualified opinion, except for the effect on the 2003 and 2002 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them. However, we did become aware of a departure from accounting principals generally accepted in the United States of America that is described in the following paragraph.

As disclosed in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan loss. Accounting principals generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for investments under the fair value method of accounting, based upon the Trust's estimate of fair value as described in Note 8, would result in an increase of approximately $14,529,000 in the recorded value of the investments and an increase in unrealized appreciation of approximately $14,529,000 as of May 31, 2004.

We are not independent with respect to College and University Facility Loan Trust One.

/s/ BDO Seidman, LLP

July 15, 2004

                                                          College and University
                                                         Facility Loan Trust One

                                             Statement of Assets and Liabilities

================================================================================

May 31,                                                                                2004
===========================================================================================
Assets:

Investments, at amortized cost, net of allowance for loan losses
  of $860,000 (Notes 2, 6, 7 and 8, and Schedule of Investments)                $43,679,478
Cash                                                                                 48,205
Prepaid expenses                                                                     14,875
Interest receivable                                                                 643,032
Deferred bond issuance costs (Note 2)                                               316,811
-------------------------------------------------------------------------------------------

   Total assets                                                                  44,702,401
-------------------------------------------------------------------------------------------


Liabilities:

Bonds payable (Notes 3 and 8)                                                    30,626,793
Interest payable (Note 3)                                                         1,615,563
Accrued expenses and other liabilities                                              215,048
Distributions payable to Class B certificateholders (Note 5)                      1,294,367
-------------------------------------------------------------------------------------------

   Total liabilities                                                             33,751,771
-------------------------------------------------------------------------------------------

Net Assets:

Class B certificates, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                               1,001,643
Distributions in excess of tax earnings (Notes 2 and 5)                            (911,765)
Additional paid-in capital (Note 2)                                              10,860,752
-------------------------------------------------------------------------------------------

   Total net assets                                                             $10,950,630
===========================================================================================

   Net asset value per Class B certificate
     (based on 1,001,643 certificates outstanding)                              $     10.93
===========================================================================================

                See accompanying accountants' compilation report
                       and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                         Statement of Operations

================================================================================

Six months ended May 31,                                                               2004
===========================================================================================
Investment income:
   Interest income (Note 2)                                                     $ 3,138,211
-------------------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                               1,646,828
   Servicer fees (Note 4)                                                            17,370
   Trustee fees (Note 4)                                                             21,054
   Other trust and bond administration expenses                                     210,357
-------------------------------------------------------------------------------------------

     Total expenses                                                               1,895,609
-------------------------------------------------------------------------------------------

     Net investment income                                                        1,242,602

Reduction of reserve for loan losses (Notes 2 and 6)                                100,000
-------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                            $ 1,342,602
===========================================================================================

                See accompanying accountants' compilation report
                       and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                         Statement of Cash Flows

================================================================================

Six months ended May 31,                                                               2004
===========================================================================================
Cash flows from operating activities:
   Interest received                                                            $ 1,137,245
   Interest paid                                                                 (1,747,593)
   Operating expenses paid                                                         (284,107)
-------------------------------------------------------------------------------------------

     Net cash used in operating activities                                         (894,455)
-------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements                          (611,820)
   Principal payments on Loans                                                    5,321,875
-------------------------------------------------------------------------------------------

     Net cash provided by investing activities                                    4,710,055
-------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                                 (2,502,927)
   Distributions to Class B certificateholders                                   (1,056,296)
   Advanced funds repaid to Servicer                                               (381,903)
-------------------------------------------------------------------------------------------
     Net cash used in financing activities                                       (3,941,126)
-------------------------------------------------------------------------------------------

Net decrease in cash                                                               (125,526)

Cash, beginning of period                                                           173,731
-------------------------------------------------------------------------------------------

Cash, end of period                                                             $    48,205
===========================================================================================

Reconciliation of net increase in net assets resulting from
  operations to net cash used for operating activities:
   Net increase in net assets resulting from operations                         $ 1,342,602
   Reduction of reserve for loan losses                                            (100,000)
   Decrease in interest receivable                                                   22,208
   Increase in prepaid expenses                                                     (14,875)
   Decrease in accrued expenses and other liabilities                               (20,451)
   Decrease in Bond interest payable                                               (132,030)
   Amortization of deferred Bond issuance costs                                      31,265
   Amortization of purchase discount on Loans                                    (2,023,174)
-------------------------------------------------------------------------------------------

       Net cash used in operating activities                                    $  (894,455)
===========================================================================================

                See accompanying accountants' compilation report
                       and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                              Statement of Changes in Net Assets
                                                                     (Note 2(f))

================================================================================

                                                                              For the
                                                                             Six Months
                                                                               Ended                Year Ended
                                                                               May 31,              November 30,
                                                                                2004                    2003
================================================================================================================
                                                                              (Unaudited)             (Audited)
From operations:
   Net investment income                                                     $ 1,242,602            $ 1,299,460
   Reduction of reserve for loan losses                                          100,000                     --
----------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                            1,342,602              1,299,460

Capital certificate transactions:
   Distributions to Class B certificateholders (Note 5)                       (1,294,367)            (1,275,917)
----------------------------------------------------------------------------------------------------------------

Net increase in net assets                                                        48,235                 23,543

Net assets:
   Beginning of period                                                        10,902,395             10,878,852
----------------------------------------------------------------------------------------------------------------

   End of period                                                             $10,950,630            $10,902,395
================================================================================================================

                See accompanying accountants' compilation report
                       and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                            Financial Highlights
                                                                 (Notes 1 and 5)

================================================================================

                                         For the
                                        Six Months
                                          Ended                            Years Ended November 30,
                                          May 31,   -------------------------------------------------------------------
                                           2004            2003         2002           2001           2000         1999
=======================================================================================================================
                                        (Unaudited)                             Audited
                                                    -------------------------------------------------------------------
Net asset value, beginning of period        $10.88       $10.86       $11.11         $11.36         $11.17       $10.15

Net investment income                         1.24         1.29          .78            .96           1.09         1.21

Reduction of reserve for loan losses           .10           --           --            .16             --           --

Dividends to Class A Preferred
  certificateholders:
   From net investment income                   --           --           --             --            .04         (.05)
   As tax return of capital                     --           --           --             --           (.06)        (.14)
Distributions to Class B
  certificateholders                         (1.29)       (1.27)       (1.03)         (1.37)          (.88)          --
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $10.93       $10.88       $10.86         $11.11         $11.36       $11.17
=======================================================================================================================

Total investment return (a)                    N/A          N/A          N/A            N/A            N/A          N/A

Net assets applicable to Class A
  Preferred certificates,
  end of period                        $        --  $        --  $        --    $        --    $        --  $  327,709
=======================================================================================================================

Net assets applicable to Class B
  certificates, end of period          $10,950,630  $10,902,395  $10,878,852    $11,132,814    $11,379,460  $11,188,285
=======================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to
     average net assets applicable to
     Class B certificates              34.70%(b)(c)    37.84%(b)    41.40%(b)      45.48%(b)      50.42%(b)    59.53%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates              22.74%(c)      11.93%        7.11%          8.57%          9.71%       11.41%

   Number of Class B certificates
     outstanding, end of period          1,001,643    1,001,643    1,001,643      1,001,643      1,001,643    1,001,643

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading. In addition, as the Trust's investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 4.55%(c), 4.22%, 3.64%, 3.63%, 3.44% and 3.60% in 2004, 2003, 2002, 2001, 2000 and 1999,
     respectively.

(c)  Annualized.

         See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

1.   Organization   College and University Facility Loan Trust One (the Trust)
     and Business   was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner
                    Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                    The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

1.   Organization   All payments on the Loans and earnings under the investment
     and Business   agreements and any required transfers from the Expense,
     (Continued)    Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense
                    Fund to the Expense Fund Requirement, to fund the Reserve
                    Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

                    On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.   Summary of     (a) College and University Facility Loans
     Significant
     Accounting     The Loans were purchased and recorded at a discount below
     Policies       par. Pursuant to a "no-action letter" that the Trust
                    received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2004 was approximately $16,617,000.
                    As a result of prepayments of Loans in the six months ended
                    May 31, 2004, additional interest income of approximately
                    $972,000 was recognized.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2.   Summary of     (a) College and University Facility Loans
     Significant
     Accounting     The Trust's policy is to discontinue the accrual of interest
     Policies       on Loans for which payment of principal or interest is 180
     (Continued)    days or more past due or for other such Loans (Continued) if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.
                    Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2004, one
                    Loan has been placed on nonaccrual status, as discussed in
                    Note 6.

                    Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                    (b) Other Investments

                    Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at amortized cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

                    GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2.   Summary of     (c) Federal Income Taxes
     Significant
     Accounting     It is the Trust's policy to comply with the requirements
     Policies       applicable to a regulated investment company under
     (Continued)    Subchapter M of the Internal Revenue Code of 1986, as
                    amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                    For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                    (d) Deferred Bond Issuance Costs

                    Deferred Bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

                    (e) Accounting for Impairment of a Loan and Allowance for Loan Losses

                    The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                    The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

                    (1)  a valuation allowance for loans identified as impaired,
                    (2) a formula-based general allowance for the various loan portfolio classifications, and
                    (3)  an unallocated allowance.

                    A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2.   Summary of     (e)  Accounting for Impairment of a Loan and Allowance for
     Significant         Loan Losses (Continued)
     Accounting
     Policies       The formula-based general allowance is derived primarily
     (Continued)    from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases.
                    The sum of these allocations comprise the Trust's formula-based general allowance.

                    In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                    There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                    (f) Presentation of Capital Distributions

                    Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2.   Summary of     (f) Presentation of Capital Distributions (Continued)
     Significant
     Accounting     As of November 30, 2003, all tax earnings and profits have
     Policies       been distributed. Accordingly, all accumulated undistributed
     (Continued)    net investment income has been reclassified to paid-in
                    capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                    The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2004; however, the amount cannot be reasonably estimated at May 31, 2004.

                    (g) Use of Estimates

                    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, actuarial estimates, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2.   Summary of     The allowance for loan losses is a critical accounting
     Significant    policy that requires estimates and assumptions to be made in
     Accounting     the preparation of the Trust's financial statements. The
     Policies       allowance for loan losses is based on the Trust's evaluation
     (Continued)    of the level of the allowance required in relation to the
                    estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.


3.   Bonds          The Bonds outstanding at May 31, 2004 consist of the
                    following:

                                                                                               Principal
                                          Interest                   Stated                     Amount
                     Type                   Rate                    Maturity                    (000's)
                    ======================================================================================
                     Term                   10.55%             December 1, 2014                $30,627

                    The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.

                    On June 1, 2004, the Trust made the mandatory redemption of $1,894,263 on the Bonds.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

3.   Bonds          The aggregate scheduled maturities of the Bonds, including
     (Continued)    the scheduled mandatory redemptions at May 31, 2004, are as follows:

                                                                                                 Amount
                    Fiscal Year                                                                  (000's)
                    =====================================================================================
                    2004                                                                         $ 1,894
                    2005                                                                           4,091
                    2006                                                                           3,457
                    2007                                                                           3,218
                    2008                                                                           2,785
                    Thereafter                                                                    15,182
                    ------------------------------------------------------------------------------------

                    Total                                                                        $30,627
                    =====================================================================================

                    The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                    In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                    As required by the Indenture, the scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in Default from the calculation increases the Reserve Fund requirement. The cash flows from the June 1, 2004 Bond Payment Date were sufficient to satisfy the maximum reserve fund requirement of $8,701,981, as required by the Indenture.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

4.   Administrative (a) Servicer
     Agreements
                    As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2004, this fee totaled $15,070. GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans. For the six months ended May 31, 2004, out-of-pocket expenses totalled $2,300.

                    (b) Trustees

                    As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                    o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $7,046 and $7,830, respectively, for the six months ended May 31, 2004.

                    o    The Bond Trustee is entitled to an annual fee equal to
                         0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31, 2004, total Bond Trustee fees and out-of-pocket expenses amounted to $6,178.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

5.   Certificates   Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On June 1, 2004, a distribution of $1,294,367 was made to the Class B certificateholders.
                    This payment is reflected as a liability in the accompanying statement of assets and liabilities.

                    While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month. The certificateholders shall each be entitled to one vote per certificate.


6.   Allowance for  An analysis of the allowance for loan losses for the six
     Loan Losses    months ended May 31, 2004 is summarized as follows:

                    Balance, beginning of year                                                 $ 960,000
                    Reduction in reserve for loan losses                                        (100,000)
                    Charge-offs                                                                       --
                    ------------------------------------------------------------------------------------

                    Balance, end of year                                                       $ 860,000
                    ====================================================================================

                    At May 31, 2004, there was one Loan in Default, with an unpaid principal balance of approximately $2,871,000. The recorded investment in that loan, approximately $459,000 with a related allowance for loan loss of $321,352, is considered to be impaired.

                    The average recorded investment in the impaired loan during the six months ended May 31, 2004 was approximately $481,000. For the six months ended May 31, 2004, no interest income was recognized on the impaired loan. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

7.   Loans          Scheduled principal and interest payments on the Loans as of
                    May 31, 2004, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                        Principal        Interest
                                                        Payments         Payments               Total
                    Fiscal year                          (000's)          (000's)              (000's)
                    ====================================================================================
                    2004                                 $ 2,866           $  642              $ 3,508
                    2005                                   4,700            1,165                5,865
                    2006                                   3,983            1,024                5,007
                    2007                                   3,645              901                4,546
                    2008                                   3,419              790                4,209
                    Thereafter                            23,285            3,248               26,533
                    ------------------------------------------------------------------------------------

                    Total                                $41,898           $7,770              $49,668
                    ====================================================================================

                    Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

7.   Loans          The following analysis summarizes the stratification of the
     (Continued)    Loan portfolio by type of collateral and institution as of
                    May 31, 2004:

                                                                         Amortized
                                                         Number            Cost
                    Type of Collateral                  of Loans          (000's)                 %
                    ====================================================================================
                    Loans secured by a
                      first mortgage                          57           $14,825             52.7%

                    Loans not secured by
                      a first mortgage                        37            13,326             47.3
                    ------------------------------------------------------------------------------------

                    Total Loans                               94           $28,151            100.0%
                    ====================================================================================

                                                                         Amortized
                                                         Number            Cost
                    Type of Institution                 of Loans          (000's)                 %
                    ====================================================================================
                    Private                                   57           $13,756             48.9%

                    Public                                    37            14,395             51.1
                    ------------------------------------------------------------------------------------

                    Total Loans                               94           $28,151            100.0%
                    ====================================================================================

                    The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

7.   Loans          The collateral for Loans that are secured by a mortgage on
     (Continued)    real estate generally consists of special purpose
                    facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.


8.   Fair Value     Statement of Financial Accounting Standards No. 107,
     of Financial   "Disclosures about Fair Value of Financial Instruments,"
     Instruments    allows for the use of a wide range of valuation techniques;
                    therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                    Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.


                See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

8.   Fair Value     The estimated fair value of each category of the Trust's
     of Financial   financial instruments and the related book value presented
     Instruments    in the accompanying statement of assets and liabilities as
     (Continued)    of May 31, 2004 are as follows:

                                                                      Amortized
                                                                        Cost                 Fair Value
                                                                       (000's)                 (000's)
                    ====================================================================================
                    Loans                                                $27,291*               $40,034

                    Investment Agreements:
                       Revenue Fund                                       13,788                 14,735
                       Liquidity Fund                                      2,600                  3,439
                    ------------------------------------------------------------------------------------

                                                                         $43,679                $58,208
                    ====================================================================================

                    Bonds                                                $30,627                $37,691
                    ====================================================================================

                    *Net of allowance for loan losses of $860,000.


                See accompanying accountants' compilation report.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2004
                                  ------------

                          (Dollar Amounts in Thousands)


Outstanding                                                     Stated                       Internal       Amortized
 Principal                                                     Interest       Maturity        Rate of      Cost (Notes
  Balance                       Description                     Rate %          Date        Return % (B)     1 and 2)
-------------   -------------------------------------------   ----------     ----------    -------------- -------------
                COLLEGE AND UNIVERSITY LOANS (62.5%)
                ---------- ALABAMA --------
         $88    Birmingham-Southern College                     3.00         10/01/2006            12.48           $79
         272    Birmingham-Southern College                     3.00         10/01/2010            12.47           202
          10    Stillman College                                3.00         02/01/2007            13.24             8
       1,486    University of Alabama                           3.00         05/01/2021            12.27           786
         207    University of Montevallo                        3.00         05/01/2023            12.30           103
                ---------- CALIFORNIA --------
         603    Azusa Pacific University                        3.00         04/01/2017            12.96           342
       1,460    California State University                     3.00         11/01/2012            10.57         1,079
          60    Foothill College                                3.00         10/01/2006            11.76            53
         245    Monterey Peninsula College                      3.00         10/01/2018            11.95           144
         335    San Diego State University                      3.00         11/01/2021            11.93           180
         700    San Francisco State University                  3.00         11/01/2021            11.93           377
          73    Scripps College                                 3.00         10/01/2005            12.51            67
                ---------- FLORIDA --------
         135    Florida Atlantic University                     3.00         07/01/2006            11.85           118
          17    Florida Institute of Technology                 3.00         02/01/2006            13.17            15
         113    University of Florida                           3.00         01/01/2005            12.51           102
       1,590    University of South Florida                     3.00         07/01/2013            11.97         1,073
                ---------- HAWAII --------
         400    University of Hawaii at Manoa                   3.00         10/01/2006            11.76           352
                ---------- ILLINOIS --------
         440    Concordia College                               3.00         05/01/2011            12.64           320
                ---------- INDIANA --------
         150    Anderson College                                3.00         03/01/2010            13.02           110
         390    Taylor University                               3.00         10/01/2010            12.45           290
       1,350    University of Notre Dame                        3.00         04/01/2018            12.95           741
                ---------- IOWA --------
         770    Drake University                                3.00         10/01/2012            12.71           527
         500    Iowa State University of Ames                   3.00         07/01/2007            10.63           430
                ---------- KANSAS --------
         210    Emporia State University                        3.00         04/01/2009            12.33           164
          42    Kansas Newman College                           3.00         04/01/2006            13.10            36
                ---------- LOUISIANA --------
         345    Grambling State University                   3.00-3.75       10/01/2005            11.70           316
         445    Xavier University                               3.00         10/01/2017            12.54           255
                ---------- MARYLAND --------
       1,050    Western Maryland College                        3.00         11/01/2016            12.44           636

                See accompanying accountants' compilation report
                       and notes to financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2004
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)


Outstanding                                                     Stated                       Internal       Amortized
 Principal                                                     Interest       Maturity        Rate of      Cost (Notes
  Balance                       Description                     Rate %          Date        Return % (B)     1 and 2)
-------------   -------------------------------------------   ----------     ----------    -------------- -------------
                ---------- MASSACHUSETTS --------
        $176    Atlantic Union College                          3.00         05/01/2023            12.68           $86
         752    Boston University                               3.00         12/31/2022            11.87           388
         269    Dean Junior College                             3.00         04/01/2016            12.96           162
          51    Hampshire College                               3.00         11/01/2006            12.43            45
         104    Springfield College                             3.00         05/01/2011            12.59            76
          86    Tufts University                                3.625        10/01/2004            12.47            82
                ---------- MICHIGAN --------
       1,020    Albion College                                  3.00         10/01/2015            12.51           632
         290    Alma College                                    3.00         04/01/2010            11.87           219
       2,871    Finlandia University   (A)                      3.00         08/01/2014            12.70           459
         594    Michigan State University                       3.00         05/01/2020            10.96           351
                ---------- MINNESOTA --------
       1,020    Augsburg College                                3.00         04/01/2016            12.95           597
         445    College of St. Thomas                           3.00         04/01/2017            12.95           253
                ---------- MISSISSIPPI --------
         150    Jackson State University                        3.00         01/01/2007            12.50           124
          50    Mississippi Valley State                        3.00         07/01/2008            11.89            41
         108    Tougaloo College                                3.00         06/01/2021            12.44            56
                ---------- MISSOURI --------
         273    Missouri Southern State College                 3.00         12/01/2008            10.56           219
         164    Missouri Western State College                  3.00         10/01/2008            11.77           134
         190    Southeast Missouri State                        3.50         04/01/2005            12.32           174
                ---------- NEBRASKA --------
          97    University of Nebraska                          3.00         07/01/2013            10.59            69
                ---------- NEW HAMPSHIRE --------
         260    Daniel Webster College                          3.00         04/01/2019            12.99           139
         283    New England College                             3.625        10/01/2013            12.37           197
         795    New England College                             3.00         04/01/2019            12.96           425
         463    Rivier College                                  3.625        04/01/2014            12.78           304
                ---------- NEW JERSEY --------
          94    Fairleigh Dickinson University                  3.00         11/01/2020            12.09            51
         222    Montclair State College                         3.00         07/01/2008            11.32           181
                ---------- NEW YORK --------
         177    Alfred University                               3.00         11/01/2007            12.41           148
         484    Long Island University                          3.00         06/01/2016            12.34           293
         203    Long Island University                          3.75         10/01/2005            12.42           186
         934    Sarah Lawrence College                          3.00         11/01/2021            12.64           488

                See accompanying accountants' compilation report
                       and notes to financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2004
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)


Outstanding                                                     Stated                       Internal       Amortized
 Principal                                                     Interest       Maturity        Rate of      Cost (Notes
  Balance                       Description                     Rate %          Date        Return % (B)     1 and 2)
-------------   -------------------------------------------   ----------     ----------    -------------- -------------
                ---------- NORTH CAROLINA --------
        $139    Appalachian State University                 3.00-3.625      07/01/2004            11.80          $132
          87    Montreat-Anderson College                       3.00         12/01/2019            12.19            47
         405    North Carolina State University                 3.00         09/01/2006             8.02           374
       1,075    University of North Carolina                    3.00         01/01/2018            11.49           638
                ---------- OHIO --------
       1,435    Case Western Reserve University                 3.00         04/01/2016            10.54           944
         650    Kent State University                           3.00         12/01/2008            10.55           523
          81    Riverside Hospital                              3.00         04/01/2007            13.09            68
         186    University of Steubenville                      3.375        04/01/2012            12.88           128
         250    University of Steubenville                      3.00         04/01/2017            12.96           141
                ---------- PENNSYLVANIA --------
         472    Carnegie - Mellon University                    3.00         11/01/2017            10.45           306
         540    Harcum Junior College                           3.00         11/01/2015            12.44           338
         310    Haverford College                               3.625        11/01/2013            12.29           214
          60    Susquehanna University                          3.00         11/01/2006            12.44            53
         310    Susquehanna University                          3.625        11/01/2014            12.32           208
          99    Swarthmore College                              3.00         11/01/2013            12.30            65
         358    Temple University                               3.375        11/01/2014            11.99           245
                ---------- RHODE ISLAND --------
         306    Community College of Rhode Island               3.00         04/01/2018            12.10           181
                ---------- SOUTH CAROLINA --------
          34    Benedict College                                3.00         11/01/2006            12.42            30
         770    College of Charleston                           3.00         07/01/2016            12.02           478
         683    Morris College                                  3.00         11/01/2013            12.42           456
          34    Black Hills State College                       3.00         10/01/2005            11.76            31
          46    Black Hills State College                       3.00         10/01/2007            11.77            39
                ---------- TENNESSEE --------
         111    Bryan College                                   3.00         02/01/2010            12.68            83
         309    Vanderbilt University                           3.00         08/01/2005            10.69           284
         403    Vanderbilt University                           3.00         06/30/2009            10.39           325
                ---------- TEXAS --------
         438    Jarvis Christian College                        3.00         04/01/2019            12.96           235
         145    Laredo Junior College                           3.00         08/01/2009            11.82           113
         136    St. Edward's University                         3.625        04/01/2013            12.80            92
         105    Texas College                                   3.00         04/01/2007            13.09            87
         473    Texas Tech University                           3.625        03/01/2013            10.80           343
       3,145    Texas Tech University                        3.375-3.50      03/01/2012            10.83         2,335

                See accompanying accountants' compilation report
                       and notes to financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                 ----------------------------------------------

                             SCHEDULE OF INVESTMENTS
                             -----------------------

                                  May 31, 2004
                                  ------------

                          (Dollar Amounts in Thousands)

                                   (continued)


Outstanding                                                     Stated                       Internal       Amortized
 Principal                                                     Interest       Maturity        Rate of      Cost (Notes
  Balance                       Description                     Rate %          Date        Return % (B)     1 and 2)
-------------   -------------------------------------------   ----------     ----------    -------------- -------------
                ---------- VERMONT --------
      $1,010    Middlebury College                              3.00         04/01/2018            12.87          $604
          80    St. Michael's College                           3.00         04/01/2008            13.06            65
       2,270    University of Vermont                           3.00         10/01/2019            12.19         1,265
                ---------- VIRGINIA --------
       1,525    Old Dominion University                         3.00         06/01/2013            11.70         1,036
                ---------- WASHINGTON --------
          80    Western Washington University                   3.00         10/01/2007            11.16            69
                ---------- VIRGIN ISLANDS --------
          97    College of the Virgin Islands                   3.00         10/01/2004            11.83            92
-------------                                                                                               -----------
      44,768    Total College and University Loans                                                              28,151
-------------

                Allowance for Loan Losses                                                                          860
                                                                                                            -----------

                Net Loans of the Trust                                                                          27,291
                                                                                                            -----------


                INVESTMENT AGREEMENTS (37.5%)

       2,600    FNMA #787 Liquidity Fund                        8.00         12/01/2014             8.00         2,600
      13,788    FNMA #786 Revenue Fund                          5.00         12/01/2014             5.00        13,788
-------------                                                                                               -----------
      16,388    Total Investment Agreements                                                                     16,388
-------------                                                                                               -----------
     $61,156    Total Investments (100.0%)                                                                     $43,679
=============                                                                                               ===========

(A) This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.

(B) Represents the rate of return based on the contributed cost and the amortization to maturity.

                See accompanying accountants' compilation report
                       and notes to financial statements.

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS
Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable to the registrant.

ITEM 10.  CONTROLS AND PROCEDURES
Not applicable to the registrant.

ITEM 11.  EXHIBITS
The following exhibits are attached to this Form N-CSR:
(a)

     (1)  Code of ethics or amendments: not applicable to the registrant.
     (2) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.
     (3) Written solicitation to purchase securities: not applicable to the registrant.
     (4) Annual Compliance Statement of the Servicer GMAC Commercial Mortgage Corporation, is attached.
     (5) Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP.
     (6) GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306, and 1307 of the servicer agreement.

(b) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): College and University Facility Loan Trust One
              -------------------------------------

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated September 17, 1987 and Amended and restated on September 29, 1987, and December 4, 1989.

By:       /s/ Diana J. Kenneally
          -------------------------------------
          Assistant Vice President

Date:     August 24, 2004
          -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated September 17, 1987 and Amended and restated on September 29, 1987, and December 4, 1989.

By:       /s/ Diana J. Kenneally
          -------------------------------------
          Assistant Vice President

Date:     August 24, 2004
          -------------------------------------